TREASURY STOCK (DETAILS TEXTUAL) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2011	Mar. 31, 2011	Mar. 31, 2016	Mar. 31, 2015	Feb. 28, 2010
Equity [Line Items]
Stock Repurchase Program, Authorized Amount		$ 15			$ 1,000
Stock Repurchased During Period, Shares		6,049
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	1,000
Treasury Stock, Number of Shares Held			5,049	5,049